Income Tax - Effect of tax holiday (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Income Tax
Tax saving amount due to preferential tax rates | ¥	¥ 866,326	¥ 978,866	¥ 355,489
Income per share effect- basic	1.08	1.21	0.44
Income per share effect- diluted	1.03	1.17	0.43